Issued Debt Instruments and Other Financial Liabilities (Details 1) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Issued debt instruments current	$ 2,089,352	$ 856,562
Issued debt instruments non current	7,411,371	7,258,671
Issued debt instruments	9,500,723	8,115,233	$ 7,093,653
Other financial liabilities current	226,033	205,871
Other financial liabilities non current	325	9,529
Other financial liabilities	226,358	215,400
Issued debt instruments and other financial liabilities current	2,315,385	1,062,433
Issued debt instruments and other financial liabilities non current	7,411,696	7,268,200
Issued debt instruments and other financial liabilities	9,727,081	8,330,633
Mortgage Finance Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current	6,013	6,830
Issued debt instruments non current	12,489	18,660
Issued debt instruments	18,502	25,490
Senior Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current	2,078,202	844,898
Issued debt instruments non current	6,496,011	6,353,967
Issued debt instruments	8,574,213	7,198,865
Mortgage Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current	5,137	4,833
Issued debt instruments non current	84,787	90,088
Issued debt instruments	89,924	94,921
Subordinated Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments current		1
Issued debt instruments non current	818,084	795,956
Issued debt instruments	$ 818,084	$ 795,957